Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Other Assets [Abstract]
Prepaid voyage costs	$ 14	$ 27
Inventory	220	220
Other	671	1,353
Total prepaid expenses and other current assets	$ 905	$ 1,600